SHARE-BASED COMPENSATION - Stock Appreciation Rights (Details) - USD ($)		12 Months Ended
	Apr. 28, 2022	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Vesting period	1 year
Share-based Payment Arrangement, Tranche One
SHARE-BASED COMPENSATION
Vesting percentage	33.00%
Share-based Payment Arrangement, Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage	67.00%
Stock Appreciation Rights (SARs)
SHARE-BASED COMPENSATION
Balance as of the beginning of the period		99,861	159,736
Granted		60,000
Forfeited		(23,945)	(59,875)
Balance as of the end of the period		135,916	99,861
Recorded liability		$ 219,458	$ 0
Share-based compensation		219,458	219,458
Gain on share based compensation		$ 35,000	$ 35,000
Stock Appreciation Rights (SARs) | Share-based Payment Arrangement, Tranche One
SHARE-BASED COMPENSATION
Vesting percentage		33.00%
Vesting period		1 year
Stock Appreciation Rights (SARs) | Share-based Payment Arrangement, Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage		67.00%
Vesting period		2 years